Commitments and Contingencies (Schedule of Commitments to Purchase Goods or Services and for Future Minimum Guaranteed Royalties) (Details) $ in Thousands	Dec. 31, 2015 USD ($)
Commitments and Contingencies Disclosure [Abstract]
Purchase commitments due in 2016	$ 67,609
Purchase commitments due in 2017	15,970
Purchase commitments due in 2018	8,453
Purchase commitments due in 2019	7,044
Purchase commitments due in 2020	136
Purchase commitments due, thereafter	0
Purchase commitments due, total	99,212
License & royalty commitments due in 2016	1,333
License & royalty commitments due in 2017	1,277
License & royalty commitments due in 2018	1,221
License & royalty commitments due in 2019	1,151
License & royalty commitments due in 2020	1,151
License & royalty commitments due, thereafter	1,661
License & royalty commitments due, total	$ 7,794